Consolidated statement of changes in equity - EUR (€) € in Thousands	Share capital [Member]	Share premium [Member]	Retained earnings [Member]	Other reserves [Member]	Total [Member]	Non-controlling interest [Member]	Total equity [Member]
At beginnig of the period at Dec. 31, 2017	€ 2,729	€ 79,839	€ (4,884)	€ (1,803)	€ 75,881	€ 0	€ 75,881
Net profit (loss) for the year	0	0	3,027	0	3,027	0	3,027
Total comprehensive income (loss)	0	0	3,027	(47)	2,980	0	2,980
Capital increase in cash	312	59,575	0	0	59,887	0	59,887
Capital increase through excercise of warrants	9	593	0	0	602	0	602
Capital increase Rapidfit+	0	(4,003)	0	0	(4,003)	0	(4,003)
Equity-settled share-based payment expense	0	633	0	9	642	0	642
At end of the period at Dec. 31, 2018	3,050	136,637	(1,857)	(1,841)	135,989	0	57,128
Other comprehensive income/ (loss)	0	0	0	(47)	(47)	0	(47)
Net profit (loss) for the year	0	0	1,646	0	1,646	78	1,724
Total comprehensive income (loss)	0	0	1,646	456	2,102	(133)	1,969
Capital increase through excercise of warrants	16	1,252	0	0	1,268	0	1,268
Acquisition NCI Engimplan	0	0	0	0	0	3,240	3,240
Equity-settled share-based payment expense	0	201	0	7	208	0	208
At end of the period at Dec. 31, 2019	3,066	138,090	(211)	(1,378)	139,567	3,107	142,675
Other comprehensive income/ (loss)	0	0	0	456	456	(211)	245
Restatement 2019 - Engimplan PPA	0	0	61	0	61	168	106
At Januari 1, 2020 Restated	3,066	138,090	(272)	(1,378)	139,506	3,275	142,781	[1]
Net profit (loss) for the year	0	0	(7,124)	0	(7,124)	(148)	(7,272)
Total comprehensive income (loss)	0	0	(7,124)	(4,772)	(11,896)	(1,063)	(12,959)
Capital increase through conversion of convertible bonds	1,000	0	0	0	1,000	0	1,000
Capital increase through excercise of warrants	30	3,082	0	0	3,112	0	3,112
Acquisition NCI Engimplan	0	0	0	1,279	1,279	(2,213)	(934)
Equity-settled share-based payment expense	0	103	0	0	103	0	103
At end of the period at Dec. 31, 2020	4,096	141,274	(7,395)	(4,871)	133,104	0	133,103
Other comprehensive income/ (loss)	€ 0	€ 0	€ 0	€ (4,772)	€ (4,772)	€ (915)	€ (5,687)

[1]	* The year 2019 has been restated to reflect the final accounting of the business combination with Engimplan. See additional information in Notes 2 and 4.